Note 11 - Convertible Notes (Details Textual)			3 Months Ended		12 Months Ended
	Jun. 12, 2020 USD ($)	Apr. 14, 2020 USD ($)	Apr. 14, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument, Debt Default, Amount				$ 9,675,000	$ 9,675,000
Subsequent Event [Member]
Debt Instrument, Convertible, Number of Equity Instruments			130,000
Convertible Debt [Member]
Debt Instrument, Convertible, Number of Equity Instruments				3,780,823	3,669,573
Convertible Debt [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Number of Equity Instruments	2,107,963	2,073,963
Debt Instrument, Debt Default, Amount	$ 3,412,205	$ 3,357,805	$ 3,357,805